Significant accounting policies - Additional Information (Details) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020 CNY (¥) Office customer segment	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / ¥	Dec. 31, 2020	Jan. 01, 2020 CNY (¥)
Significant accounting policies
Retained Earnings (Accumulated Deficit)	¥ (9,227,664)	¥ (11,775,637)			$ (1,414,202,000)
Appropriation to statutory reserves	139,100	79,100	¥ 30,200
Appropriation to other reserve fund | $				$ 0
Advertising expenses	1,974,400	1,287,500	1,651,300
Increase or (decrease) in employee welfare benefit expenses, net impact of additions and reversals of the provisions	(257,800)	(174,200)	8,500
Employee welfare benefit expenses, including the provision's net impact	¥ 1,290,000	2,040,000	1,690,000
Number of chief operational officers included in management committee | Office	2
Number of operating segments | segment	3
Government grants	¥ 876,255	344,811	335,502
Accounts receivable, net	13,183,559	8,093,219			$ 2,020,469,000
Foreign Currency Exchange Rate, Translation						6.5250	20
Foreign Currency Exchange Rate, Remeasurement							2.4
Statutory Reserves
Significant accounting policies
Appropriation to statutory reserves	¥ 139,102	¥ 79,087	¥ 30,182
Adjustment for change in accounting standard | ASU No. 2016-13
Significant accounting policies
Retained Earnings (Accumulated Deficit)								¥ 91,000
Accounts receivable | Credit concentration risk
Significant accounting policies
Number of customer | customer	1	1
Accounts receivable, net	¥ 3,261,000	¥ 3,184,000
Cash and cash equivalents, restricted cash and short term investments denominated in RMB | Currency convertibility risk
Significant accounting policies
Cash and cash equivalents, restricted cash and short-term investments	¥ 23,900,000	¥ 14,900,000